Changes in Accounting Policies Required by the Initial Application of IFRS 9, IFRS 15 and IFRS 16 - Contract Costs (Details) - Costs to obtain contract with customers - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Contract Costs
Beginning balance	$ 3,370,659	$ 3,385,204
Additions	1,770,479	1,395,424
Amortization	(1,449,901)	(1,409,969)
Ending balance	3,691,237	3,370,659
Current Contract Costs	1,379,400	1,142,956
Total Non-current Contract Costs	2,311,837	2,227,703
Cable
Contract Costs
Beginning balance	1,133,727	932,664
Additions	753,473	594,658
Amortization	(450,442)	(393,595)
Ending balance	1,436,758	1,133,727
Current Contract Costs	477,167	233,166
Total Non-current Contract Costs	959,591	900,561
Sky
Contract Costs
Beginning balance	2,236,932	2,452,540
Additions	1,017,006	800,766
Amortization	(999,459)	(1,016,374)
Ending balance	2,254,479	2,236,932
Current Contract Costs	902,233	909,790
Total Non-current Contract Costs	$ 1,352,246	$ 1,327,142